CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INTEREST INCOME
Interest and fees on loans	$ 238,833	$ 228,585	$ 197,725
Interest on securities
Taxable	15,005	18,883	23,314
Tax-exempt	10,943	13,100	13,209
Other investments	4,956	6,208	5,429
Total Interest Income	269,737	266,776	239,677
INTEREST EXPENSE
Deposits	83,498	92,694	75,075
Other borrowings and subordinated debt and debentures	6,224	7,834	8,273
Total Interest Expense	89,722	100,528	83,348
Net Interest Income	180,015	166,248	156,329
Provision for credit losses	6,135	4,468	6,210
Net Interest Income After Provision for Credit Losses	173,880	161,780	150,119
NON-INTEREST INCOME
Interchange income	13,860	13,992	13,996
Service charges on deposit accounts	12,022	11,870	12,361
Net gains (losses) on assets
Mortgage loans	6,780	6,579	7,436
Equity securities at fair value	0	2,685	0
Securities available for sale	(370)	(428)	(222)
Mortgage loan servicing, net	827	9,447	4,626
Other	12,525	12,217	12,479
Total Non-interest Income	45,644	56,362	50,676
NON-INTEREST EXPENSE
Compensation and employee benefits	85,194	84,955	78,965
Data processing	14,788	13,579	11,862
Occupancy, net	8,567	7,806	7,908
Interchange expense	4,641	4,504	4,332
Furniture, fixtures and equipment	3,467	3,762	3,756
Advertising	3,211	3,058	2,165
FDIC deposit insurance	2,824	2,870	3,005
Loan and collection	2,737	2,474	2,174
Legal and professional	2,448	2,566	2,208
Communications	1,997	2,095	2,406
Other	8,359	7,427	8,338
Total Non-interest Expense	138,233	135,096	127,119
Income Before Income Tax	81,291	83,046	73,676
Income tax expense	12,750	16,256	14,609
Net Income	$ 68,541	$ 66,790	$ 59,067
Net income per common share
Basic (in dollars per share)	$ 3.30	$ 3.20	$ 2.82
Diluted (in dollars per share)	$ 3.27	$ 3.16	$ 2.79